NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Nature of Operations (Details)	12 Months Ended
Mar. 31, 2019 subsidiary
P.C.F. FRONTEO, Inc.
Noncontrolling Interest [Line Items]
Proportion of ownership and voting interest (as a percentage)	60.00%
FRONTEO Healthcare, Inc.
Noncontrolling Interest [Line Items]
Proportion of ownership and voting interest (as a percentage)	100.00%
FRONTEO USA, Inc.
Noncontrolling Interest [Line Items]
Proportion of ownership and voting interest (as a percentage)	100.00%
FRONTEO Korea, Inc.
Noncontrolling Interest [Line Items]
Proportion of ownership and voting interest (as a percentage)	100.00%
FRONTEO Taiwan, Inc.
Noncontrolling Interest [Line Items]
Proportion of ownership and voting interest (as a percentage)	100.00%
Japan
Noncontrolling Interest [Line Items]
Number of subsidiaries	2
Overseas
Noncontrolling Interest [Line Items]
Number of subsidiaries	3